Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,300,000
Previously Paid Amount	0.00
Total Fee Amount	317.63
Total Offset Amount	0.00
Net Fee	317.63
Narrative - Max Aggregate Offering Price	$ 2,300,000
Final Prospectus	true